Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000198223 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198223 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198223 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198223 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198223 | SK hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198223 | XP, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198223 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198223 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198223 | Accton Technology Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198223 | Grupo Financiero Banorte SAB de CV, O, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198223 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000198223 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198223 | China
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000198223 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000198223 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000198223 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198223 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198223 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198223 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198223 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198223 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198223 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198223 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005817 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005817 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005817 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005817 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005817 | SK hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005817 | XP, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005817 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005817 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005817 | Accton Technology Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005817 | Grupo Financiero Banorte SAB de CV, O, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005817 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000005817 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005817 | China
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005817 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005817 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005817 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005817 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005817 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005817 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005817 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005817 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005817 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005817 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005814 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005814 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005814 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005814 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005814 | SK hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005814 | XP, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005814 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005814 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005814 | Accton Technology Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005814 | Grupo Financiero Banorte SAB de CV, O, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005814 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000005814 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005814 | China
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005814 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005814 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005814 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005814 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005814 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005814 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005814 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005814 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005814 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005814 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005816 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005816 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005816 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005816 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005816 | SK hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005816 | XP, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005816 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005816 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005816 | Accton Technology Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005816 | Grupo Financiero Banorte SAB de CV, O, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005816 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000005816 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005816 | China
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000005816 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005816 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005816 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005816 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005816 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005816 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005816 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005816 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005816 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005816 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%